Subsequent Events (Details Narrative) - Subsequent Event [Member]	14 Months Ended
Feb. 16, 2022 $ / shares
Subsequent Event [Line Items]
Dividends Payable, Date Declared	Feb. 16, 2022
Dividends Payable, Amount Per Share	$ 2.00
Dividends Payable, Date to be Paid	Mar. 15, 2022
Dividends Payable, Date of Record	Mar. 02, 2022